SUPPLEMENTARY DATA (Summary of Accrued Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
SUPPLEMENTARY DATA [Abstract]
Accrued Operating Expenses	$ 24,098	$ 28,121
Payroll-related costs	138,101	62,791
Event and production-related costs	107,722	86,098
Legal and professional fees	22,129	7,176
Interest	41,634	35,502
Accrued capital expenditures	31,844	2,841
Other	56,753	31,080
Total accrued liabilities	$ 422,281	$ 253,618